Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Total	Class A Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2013	$ 232,650,777	$ 17,669	$ 493,803,591	$ (259,811)	$ (260,910,672)
Shares issued, beginning balance at Dec. 31, 2013		17,669,442
Issuance of Class A common shares	39,741,152	$ 6,921	39,734,231
Issuance of Class A common shares (number of shares)		6,920,700
Cancellation of Class A common shares	(170,461)	$ (30)	(170,431)
Cancellation of Class A common shares (number of shares)		(30,000)
Issuance of non-vested Class A common share awards		$ 32	(32)
Issuance of non-vested Class A common share awards (number of shares)		32,000
Share based compensation	1,358,961		1,358,961
Net loss	(35,536,894)				(35,536,894)
Other comprehensive income	144,246			144,246
Balance at Jun. 30, 2014	238,187,781	$ 24,592	534,726,320	(115,565)	(296,447,566)
Shares issued, ending balance at Jun. 30, 2014		24,592,142
Balance at Dec. 31, 2014	222,400,543	$ 24,809	535,233,573	(150,986)	(312,706,853)
Shares issued, beginning balance at Dec. 31, 2014		24,809,142
Issuance of non-vested Class A common share awards		$ 100	(100)
Issuance of non-vested Class A common share awards (number of shares)		100,000
Share based compensation	490,839		490,839
Net loss	(81,837,965)				(81,837,965)
Other comprehensive income	150,986			150,986
Balance at Jun. 30, 2015	$ 141,204,403	$ 24,909	$ 535,724,312	$ 0	$ (394,544,818)
Shares issued, ending balance at Jun. 30, 2015		24,909,142